Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SUMMIT FUNDS, INC.
Entity Central Index Key	0000912028
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000005547
Shareholder Report [Line Items]
Fund Name	Cash Reserves Fund
Trading Symbol	TSCXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserves Fund	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
AssetsNet	$ 4,879,663,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 18,953,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,879,663
Number of Portfolio Holdings	222

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	19.5%
Financial Company Commercial Paper	17.1
Certificate of Deposit	15.4
Non-Financial Company Commercial Paper	14.5
Asset Backed Commercial Paper	12.3
U.S. Treasury Debt	8.4
Other Instruments	5.1
U.S. Treasury Repurchase Agreement	4.9
Insurance Company Funding Agreement	2.1
U.S. Government Agency Repurchase Agreement	1.7
Other Asset Backed Securities	0.6
Other Assets less Liabilities	-1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	8.4%
Federal Reserve Bank of New York	4.9
Royal Bank of Canada	2.8
Nordea Bank	2.6
Canadian Imperial Bank of Commerce	2.1
Erste Finance Delaware	2.0
Toronto-Dominion Bank	2.0
Credit Agricole	1.8
BNP Paribas Securities	1.7
Ecmc Group	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless